Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 18,333	¥ 126,190		¥ 90,970	¥ 107,292
Earnings allocated to participating convertible notes	(1,456)	(10,019)		0	(8,108)
Net income for basic and diluted net income per share	$ 16,877	¥ 116,171		¥ 90,970	¥ 99,184
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	73,003,248	73,003,248	73,003,248
Earnings per share
Basic | (per share)	$ 0.23	¥ 1.59		¥ 1.25	¥ 1.36
Diluted | (per share)	$ 0.23	¥ 1.59		¥ 1.25	¥ 1.36
Excess cash dividend | $			$ 0
Anti-dilutive ordinary shares	40,521,494	40,521,494	40,521,494	40,521,494	40,521,494
Convertible notes
Earnings per share
Interest rate	7.00%	7.00%